Business Combination, Significant Transaction and Sale of Business (Details 12) - Other acquisitions by Magic [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Net assets, excluding cash acquired	$ 306	$ (1,822)	$ 2,174
Non-controlling interests			(1,209)
Intangible assets	23	1,149	2,370
Deferred tax liabilities			493
Goodwill	259	1,723	6,042
Total assets acquired net of acquired cash	$ 588	$ 1,050	$ 8,884